SCHEDULE OF ADVANCES TO SUPPLIERS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Advances To Suppliers Net
Advances to suppliers for inventory raw materials	$ 4,094,312	$ 3,504,486
Less: allowance for doubtful accounts		(13,141)
Advances to suppliers, net	$ 4,094,312	$ 3,491,145